First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Germany 0.9%
TeamViewer SE(a)	62,615	1,066,672
Israel 1.7%
Check Point Software Technologies Ltd.(a)	8,700	1,131,000
CyberArk Software Ltd.(a)	3,915	579,341
Tower Semiconductor Ltd.(a)	9,059	384,736
Total		2,095,077
Japan 3.8%
Renesas Electronics Corp.(a)	290,600	4,208,124
Sumco Corp.	32,700	491,937
Total		4,700,061
Netherlands 1.6%
NXP Semiconductors NV	10,832	2,019,897
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	110,496	646,402
United States 90.3%
Activision Blizzard, Inc.	23,701	2,028,569
Adeia, Inc.	86,940	770,288
Advanced Energy Industries, Inc.	21,765	2,132,970
Alphabet, Inc., Class A(a)	46,083	4,780,190
Alphabet, Inc., Class C(a)	17,769	1,847,976
Analog Devices, Inc.	20,391	4,021,513
Apple, Inc.(b)	44,286	7,302,761
Applied Materials, Inc.	35,398	4,347,936
Arista Networks, Inc.(a)	11,209	1,881,543
Bloom Energy Corp., Class A(a)	149,427	2,978,080
Broadcom, Inc.	9,626	6,175,464
Cerence, Inc.(a)	15,985	449,019
Comcast Corp., Class A(b)	16,288	617,478
Dell Technologies, Inc.	32,302	1,298,863
Dropbox, Inc., Class A(a)	125,547	2,714,326
DXC Technology Co.(a)	25,367	648,381
eBay, Inc.	52,280	2,319,664
Eiger BioPharmaceuticals, Inc.(a)	73,841	66,228
F5, Inc.(a)	10,322	1,503,812
Fidelity National Information Services, Inc.	12,210	663,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	12,179	1,376,592
Fortinet, Inc.(a)	37,277	2,477,429
Gen Digital, Inc.	97,405	1,671,470
GlobalFoundries, Inc.(a)	8,603	620,965
GoDaddy, Inc., Class A(a)	37,421	2,908,360
HireRight Holdings Corp.(a)	19,188	203,585
Lam Research Corp.	15,207	8,061,535
Lumentum Holdings, Inc.(a)	22,793	1,231,050
Marvell Technology, Inc.	61,523	2,663,946
Match Group, Inc.(a)	11,645	447,052
Microchip Technology, Inc.	25,500	2,136,390
Microsoft Corp.	16,026	4,620,296
National Instruments Corp.	6,171	323,422
NetApp, Inc.	36,138	2,307,411
ON Semiconductor Corp.(a)	11,574	952,772
Oracle Corp.	33,680	3,129,546
Palo Alto Networks, Inc.(a)	14,665	2,929,187
Qorvo, Inc.(a)	17,913	1,819,423
QUALCOMM, Inc.	793	101,171
Rambus, Inc.(a)	26,479	1,357,314
Salesforce, Inc.(a)	4,337	866,446
Skyworks Solutions, Inc.	2,167	255,663
SMART Global Holdings, Inc.(a)	48,106	829,347
Splunk, Inc.(a)	6,242	598,483
Synaptics, Inc.(a)	30,886	3,432,979
Synopsys, Inc.(a)	11,773	4,547,321
Tenable Holdings, Inc.(a)	8,099	384,783
Teradyne, Inc.	43,169	4,641,099
Thoughtworks Holding, Inc.(a)	26,373	194,105
T-Mobile US, Inc.(a)	3,638	526,928
Transphorm, Inc.(a)	26,979	107,646
Visa, Inc., Class A	15,363	3,463,742
VMware, Inc., Class A(a)	8,529	1,064,846
Western Digital Corp.(a)	38,197	1,438,881
Total		112,239,615
Total Common Stocks (Cost $92,926,756)		122,767,724

2	Columbia Variable Portfolio – Seligman Global Technology Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2023 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(d)	1,238,405	1,238,157
Total Money Market Funds (Cost $1,238,157)		1,238,157
Total Investments in Securities (Cost $94,164,913)		124,005,881
Other Assets & Liabilities, Net		244,520
Net Assets		$124,250,401
At March 31, 2023, securities and/or cash totaling $1,569,797 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(1,451,120)	(88)	180.00	9/15/2023	(48,656)	(56,320)
Comcast Corp	Morgan Stanley	USD	(481,457)	(127)	45.00	1/19/2024	(12,275)	(15,558)
Total							(60,931)	(71,878)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,590,299	8,147,104	(8,499,148)	(98)	1,238,157	298	22,732	1,238,405
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund | First Quarter Report 2023	3

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1QT7072_12_B01_(05/23)